Quarterly Report
September 30, 2022
MFS®  Research Series
MFS® Variable Insurance Trust
VFR-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace & Defense – 4.3%
General Dynamics Corp.	16,187	$3,434,396
Honeywell International, Inc.	42,322	7,066,504
Howmet Aerospace, Inc.	118,167	3,654,905
L3Harris Technologies, Inc.	17,254	3,585,899
Northrop Grumman Corp.	9,769	4,594,556
Raytheon Technologies Corp.	74,626	6,108,885
		$28,445,145
Alcoholic Beverages – 0.7%
Constellation Brands, Inc., “A”	19,643	$4,511,604
Apparel Manufacturers – 0.8%
NIKE, Inc., “B”	60,522	$5,030,589
Automotive – 0.3%
Aptiv PLC (a)	26,504	$2,072,878
Biotechnology – 0.2%
Illumina, Inc. (a)	8,549	$1,631,064
Broadcasting – 0.1%
Warner Bros. Discovery, Inc. (a)	78,985	$908,327
Brokerage & Asset Managers – 2.1%
Charles Schwab Corp.	143,238	$10,294,515
CME Group, Inc.	18,283	3,238,468
		$13,532,983
Business Services – 4.4%
Accenture PLC, “A”	38,030	$9,785,119
Cognizant Technology Solutions Corp., “A”	58,287	3,348,005
Equifax, Inc.	15,171	2,600,765
Fidelity National Information Services, Inc.	58,207	4,398,703
Fiserv, Inc. (a)	65,498	6,128,648
Global Payments, Inc.	18,096	1,955,273
Thoughtworks Holding, Inc. (a)	77,674	814,800
		$29,031,313
Cable TV – 1.0%
Cable One, Inc.	2,571	$2,193,192
Charter Communications, Inc., “A” (a)	14,249	4,322,434
		$6,515,626
Computer Software – 12.2%
Adobe Systems, Inc. (a)	18,341	$5,047,443
Atlassian Corp. PLC, “A” (a)	15,388	3,240,559
Black Knight, Inc. (a)	75,039	4,857,274
Cadence Design Systems, Inc. (a)	42,243	6,903,773
Elastic N.V. (a)	27,844	1,997,529
Microsoft Corp. (s)	196,363	45,732,943
NICE Systems Ltd., ADR (a)	14,119	2,657,761
Palo Alto Networks, Inc. (a)	9,672	1,584,177
Salesforce, Inc. (a)	55,175	7,936,372
		$79,957,831

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 4.1%
Apple, Inc. (s)	161,620	$22,335,884
Constellation Software, Inc.	3,463	4,818,618
		$27,154,502
Construction – 2.1%
AZEK Co., Inc. (a)	103,757	$1,724,441
Masco Corp.	77,585	3,622,444
Sherwin-Williams Co.	19,986	4,092,133
Vulcan Materials Co.	27,008	4,259,432
		$13,698,450
Consumer Products – 1.3%
Colgate-Palmolive Co.	69,546	$4,885,606
Kimberly-Clark Corp.	31,022	3,491,216
		$8,376,822
Consumer Services – 0.3%
Bright Horizons Family Solutions, Inc. (a)	37,772	$2,177,556
Electrical Equipment – 1.5%
Johnson Controls International PLC	110,326	$5,430,246
TE Connectivity Ltd.	32,271	3,561,427
Vertiv Holdings Co.	101,494	986,522
		$9,978,195
Electronics – 2.4%
Applied Materials, Inc.	65,038	$5,328,563
Lam Research Corp.	9,798	3,586,068
NXP Semiconductors N.V.	47,389	6,990,352
		$15,904,983
Energy - Independent – 4.4%
ConocoPhillips	114,565	$11,724,582
Diamondback Energy, Inc.	31,415	3,784,251
Hess Corp.	52,751	5,749,332
Pioneer Natural Resources Co.	18,055	3,909,449
Valero Energy Corp.	31,719	3,389,175
		$28,556,789
Energy - Renewables – 0.1%
Generac Holdings, Inc. (a)	4,777	$850,975
Food & Beverages – 2.5%
Hostess Brands, Inc. (a)	75,585	$1,756,595
Mondelez International, Inc.	93,326	5,117,065
Oatly Group AB, ADR (a)(l)	250,075	657,697
PepsiCo, Inc.	52,603	8,587,966
		$16,119,323
Gaming & Lodging – 0.4%
Marriott International, Inc., “A”	19,599	$2,746,604
General Merchandise – 1.6%
Dollar General Corp.	18,121	$4,346,503
Dollar Tree, Inc. (a)	23,615	3,214,001
Five Below, Inc. (a)	20,149	2,773,913
		$10,334,417

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 2.2%
Cigna Corp.	33,857	$9,394,302
Humana, Inc.	10,037	4,869,852
		$14,264,154
Insurance – 3.1%
Aon PLC	26,929	$7,213,471
Chubb Ltd.	29,643	5,391,469
Reinsurance Group of America, Inc.	29,373	3,695,417
Willis Towers Watson PLC	18,743	3,766,219
		$20,066,576
Internet – 5.2%
Alphabet, Inc., “A” (a)(s)	292,500	$27,977,625
Alphabet, Inc., “C” (a)	45,507	4,375,498
Gartner, Inc. (a)	5,871	1,624,447
		$33,977,570
Leisure & Toys – 0.8%
Electronic Arts, Inc.	43,871	$5,076,313
Machinery & Tools – 2.0%
Ingersoll Rand, Inc.	68,382	$2,958,205
PACCAR, Inc.	37,799	3,163,398
Regal Rexnord Corp.	14,666	2,058,520
Roper Technologies, Inc.	5,645	2,030,168
Wabtec Corp.	37,752	3,071,125
		$13,281,416
Major Banks – 3.5%
JPMorgan Chase & Co. (s)	102,552	$10,716,684
Morgan Stanley	92,717	7,325,570
PNC Financial Services Group, Inc.	34,554	5,163,059
		$23,205,313
Medical & Health Technology & Services – 1.6%
ICON PLC (a)	22,423	$4,120,899
McKesson Corp.	18,202	6,186,314
		$10,307,213
Medical Equipment – 5.7%
Becton, Dickinson and Co.	21,423	$4,773,687
Boston Scientific Corp. (a)	173,883	6,734,489
Danaher Corp.	41,241	10,652,138
Envista Holdings Corp. (a)	86,666	2,843,511
Maravai Lifesciences Holdings, Inc., “A” (a)	112,482	2,871,665
Medtronic PLC	68,438	5,526,369
STERIS PLC	22,391	3,723,175
		$37,125,034
Natural Gas - Pipeline – 0.2%
Enterprise Products Partners LP	66,918	$1,591,310
Network & Telecom – 0.6%
Equinix, Inc., REIT	7,345	$4,178,130
Other Banks & Diversified Financials – 4.2%
Moody's Corp.	12,096	$2,940,659
Northern Trust Corp.	36,504	3,123,282
Truist Financial Corp.	151,389	6,591,477

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Visa, Inc., “A”	82,949	$14,735,890
		$27,391,308
Pharmaceuticals – 6.0%
Eli Lilly & Co.	30,118	$9,738,655
Johnson & Johnson	40,551	6,624,411
Merck & Co., Inc.	109,054	9,391,731
Vertex Pharmaceuticals, Inc. (a)	32,736	9,478,381
Zoetis, Inc.	28,271	4,192,307
		$39,425,485
Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	85,986	$5,736,986
CSX Corp.	112,957	3,009,174
		$8,746,160
Real Estate – 1.1%
Extra Space Storage, Inc., REIT	16,844	$2,909,127
STORE Capital Corp., REIT	128,627	4,029,884
		$6,939,011
Restaurants – 1.4%
Starbucks Corp.	74,816	$6,303,996
Wendy's Co.	157,328	2,940,460
		$9,244,456
Specialty Chemicals – 1.5%
Air Products & Chemicals, Inc.	15,042	$3,500,725
Axalta Coating Systems Ltd. (a)	84,791	1,785,698
DuPont de Nemours, Inc.	91,251	4,599,050
		$9,885,473
Specialty Stores – 6.4%
Amazon.com, Inc. (a)(s)	223,660	$25,273,580
Home Depot, Inc.	30,456	8,404,029
Ross Stores, Inc.	44,637	3,761,560
Target Corp.	30,437	4,516,546
		$41,955,715
Telecommunications - Wireless – 1.9%
SBA Communications Corp., REIT	27,419	$7,804,818
T-Mobile US, Inc. (a)	34,962	4,690,852
		$12,495,670
Tobacco – 0.7%
Philip Morris International, Inc.	51,904	$4,308,551
Utilities - Electric Power – 3.2%
American Electric Power Co., Inc.	33,948	$2,934,805
Duke Energy Corp.	55,055	5,121,216
NextEra Energy, Inc.	70,651	5,539,745
PG&E Corp. (a)	235,211	2,940,137
Southern Co.	68,968	4,689,824
		$21,225,727
Total Common Stocks		$652,226,561

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 2.64% (v)	6,360,472	$6,361,108
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07% (j)	343,852	$343,852
Securities Sold Short – (0.5)%
Telecommunications - Wireless – (0.5)%
Crown Castle, Inc., REIT	(23,778)	$(3,437,110)

Other Assets, Less Liabilities – 0.1%		504,198
Net Assets – 100.0%		$655,998,609
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,361,108 and $652,570,413, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2022, the fund had cash collateral of $511,697 and other liquid securities with an aggregate value of $13,331,458 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$652,226,561	$—	$—	$652,226,561
Mutual Funds	6,704,960	—	—	6,704,960
Total	$658,931,521	$—	$—	$658,931,521
Securities Sold Short	$(3,437,110)	$—	$—	$(3,437,110)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,954,476	$74,017,852	$73,609,461	$(1,993)	$234	$6,361,108
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$36,439	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.